Analysis of cash flows - Acquisitions and disposals (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Acquisitions and disposals:
Initial cash consideration	£ (35.0)	£ (41.2)
Cash and cash equivalents acquired	0.7	4.0
Earnout payments	(63.3)	(14.1)
Purchase of other investments (including associates)	(5.1)	(97.2)
Acquisitions	(102.7)	(148.5)
Proceeds on disposal of investments and subsidiaries1	41.7	3.1
Cash and cash equivalents disposed	(12.5)	(1.8)
Disposals of investments and subsidiaries	29.2	1.3
Cash consideration received from non-controlling interests	0.0	38.7
Cash consideration for purchase of non-controlling interests	(6.2)	(117.7)
Cash consideration for non-controlling interests	(6.2)	(79.0)
Net acquisition payments and disposal proceeds	£ (79.7)	£ (226.2)